Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,175	$ 1,180
Exchange movements	(24)	(5)
Ending Balance	1,151	1,175
NAA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	927	927
Exchange movements		0
Ending Balance	927	927
EA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	248	253
Exchange movements	(24)	(5)
Ending Balance	$ 224	$ 248